INVESTMENTS - Information on investees (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jul. 02, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarized information on the jointly controlled subsidiaries of the Company
Assets		R$ 119,121,483	R$ 115,663,533
Liabilities		50,665,636	45,657,337
Equity		68,403,740	69,927,196
Net operating revenue		48,041,162	44,032,613	R$ 43,126,472
Consolidated net income		R$ 4,057,902	R$ 6,229,357	R$ 4,770,527
Alianca Atlantica Holding B.V. ("Alianca")
Summarized information on the jointly controlled subsidiaries of the Company
Equity interest		50.00%	50.00%
Assets		R$ 242,652	R$ 274,362
Liabilities		305	410
Equity		242,347	273,952
Consolidated net income		R$ 912	R$ 6,369
Companhia AIX de Participacoes ("AIX")
Summarized information on the jointly controlled subsidiaries of the Company
Equity interest		50.00%	50.00%
Assets		R$ 51,733	R$ 46,586
Liabilities		32,548	27,872
Equity		19,185	18,714
Net operating revenue		65,681	55,872
Consolidated net income		R$ 178	R$ 1,387
Companhia ACT de Participacoes ("ACT")
Summarized information on the jointly controlled subsidiaries of the Company
Equity interest		50.00%	50.00%
Assets		R$ 44	R$ 46
Liabilities		3	8
Equity		41	38
Net operating revenue		104	104
Consolidated net income		R$ 3	R$ 10
VivaE Educao Digital S.A. ("VIVAE")
Summarized information on the jointly controlled subsidiaries of the Company
Equity interest		50.00%
Assets		R$ 18,842
Liabilities		1,694
Equity		17,148
Consolidated net income		R$ (2,852)
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
Summarized information on the jointly controlled subsidiaries of the Company
Equity interest	25.00%	25.01%	25.01%
Assets		R$ 1,881,965	R$ 1,544,367
Liabilities		1,195,384	870,389
Equity		686,581	673,978
Net operating revenue		176,660	55,385
Consolidated net income		R$ (94,384)	R$ (34,253)